Risk Management Activities	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Risk Management Activities
RISK MANAGEMENT ACTIVITIES

Interest Rate Swap Derivative Instruments

To mitigate its interest rate risk, the Partnership enters into various interest rate swaps. These swaps convert the variable-rate term loan into a fixed-rate obligation. The purpose of entering into these swaps is to eliminate interest rate variability by converting LIBOR-based variable-rate payments to fixed-rate payments. Amounts received or paid under these swaps were recorded as reductions or increases in interest expense.

For accounting purposes, the Partnership has not designated any of its interest rate derivative instruments as hedges; instead it marks these derivative contracts to fair value (see Note 12).  Changes in fair values of the interest rate derivative instruments are recorded as an adjustment to the mark-to-market gains (losses) on risk management transactions within other income (expense).

The following table sets forth certain information regarding the Partnership's various interest rate swaps as of December 31, 2013:

Effective Date	Expiration Date	Notional Amount	Fixed Rate
6/22/2011	6/22/2015	$250,000,000	2.95%

 Commodity Derivative Instruments - Corporate

The prices of crude oil, natural gas and NGLs are subject to fluctuations in response to changes in supply, demand, market uncertainty and a variety of additional factors which are beyond the Partnership's control.  These risks can cause significant changes in the Partnership's cash flows and affect its ability to achieve its distribution objectives and comply with the covenants of its revolving credit facility.  In order to manage the risks associated with changes in the future prices of crude oil, natural gas and NGLs on its forecasted equity production, the Partnership engages in risk management activities that take the form of commodity derivative instruments.  The Partnership has determined that it is necessary to hedge a substantial portion of its expected production in order to meaningfully reduce its future cash flow volatility.  The Partnership generally limits its hedging levels to less than its total expected future production. While hedging at this level of production does not eliminate all of the volatility in the Partnership's cash flows, it allows the Partnership to mitigate the risk of situations where a modest loss of production would not put it in an over-hedged position.  At times, the Partnership's strategy may involve entering into hedges with strike prices above current future prices or resetting existing hedges to higher price levels in order to meet its cash flow objectives or to stay in compliance with the covenants under its revolving credit facility.  In addition, the Partnership may also terminate or unwind hedges or portions of hedges when the expected future volumes do not support the level of hedges.  Expected future production for its Upstream Business is derived from the proved reserves, adjusted for price-dependent expenses and revenue deductions.  The Partnership applies the appropriate contract terms to these projections to determine its expected future equity share of the commodities.

The Partnership uses fixed-price swaps, costless collars and put options to achieve its hedging objectives. Historically, the Partnership has hedged its expected future commodity volumes either with derivatives of the same commodity ("direct hedges") or with derivatives of another commodity which the Partnership expects will correlate well with the underlying commodity ("proxy hedges"). For example, the Partnership will often hedge the changes in future NGL prices using crude oil hedges because NGL prices have been highly correlated to crude oil prices and hedging NGLs directly is usually less attractive due to the relative illiquidity in the NGL forward market. The Partnership may use natural gas hedges to hedge a portion of its expected future ethane production because forward prices for ethane are often heavily discounted from its current prices. Also, natural gas prices provide support for ethane prices because in many processing plants ethane can be recombined with the residue gas stream and sold as natural gas. When the Partnership uses proxy hedges, it converts the expected volumes of the underlying commodity to equivalent volumes of the hedged commodity. In the case of NGLs hedged with crude oil derivatives, these conversions are based on the historical relationship of the prices of the two commodities and management's judgment regarding future price relationships of the commodities. In the case where ethane is hedged with natural gas derivatives, the conversion is based on the thermal content of ethane. In recent quarters, the correlation of price changes in crude oil and NGLs has weakened relative to longer-term averages as NGL prices have fallen while crude index prices have risen. This dynamic has negatively impacted our hedging objectives

For accounting purposes, the Partnership has not designated any of its commodity derivative instruments as hedges; instead it marks these derivative contracts to fair value (see Note 12).  Changes in fair values of the commodity derivative instruments are recorded as an adjustment to the mark-to-market gains (losses) on risk management transactions within revenue.

By using derivative instruments to economically hedge exposure to changes in commodity prices, the Partnership exposes itself to counterparty credit risk. Historically, the Partnership's corporate derivative counterparties have all been participants or affiliates of participants within its revolving credit facility (see Note 8), which is secured by substantially all of the assets of the Partnership. Therefore, the Partnership is not currently required to post any collateral, nor does it require collateral from its counterparties. The Partnership minimizes the credit risk in derivative instruments by limiting exposure to any single counterparty and monitoring the creditworthiness of its counterparties on an ongoing basis. In addition, the Partnership's derivative contracts for certain counterparties are subject to counterparty netting agreements governing such derivatives, and when possible, the Partnership nets the open positions of each counterparty. See Note 12 for the impact to the Partnership's audited consolidated balance sheets of the netting of these derivative contracts.

The Partnership's commodity derivative counterparties as of December 31, 2013, not including counterparties of its marketing and trading business, included BNP Paribas, Wells Fargo Bank, National Association, Comerica Bank, Bank of Nova Scotia, The Royal Bank of Scotland plc, Bank of America N.A., J Aron and Company (an affiliate of Goldman Sachs), ING Capital Markets LLC, BBVA Compass Bank, Royal Bank of Canada, Regions Financial Corporation and CITIBANK, N.A.

The following tables set forth certain information regarding the Partnership's commodity derivatives. Within the table, some trades of the same commodities with the same tenors have been aggregated and shown as weighted averages.

Commodity derivatives, as of December 31, 2013, that will mature during the years ended December 31, 2014, 2015 and 2016:

Underlying	Type	Notional Volumes (units) (a)	Floor Strike Price ($/unit)(b)	Cap Strike Price ($/unit)(b)
Portion of Contracts Maturing in 2014
Natural Gas	Swap (Pay Floating/Receive Fixed)	11,760,000	$4.51
Crude Oil	Swap (Pay Floating/Receive Fixed)	1,248,000	$96.14
Crude Oil	Swap (Pay Fixed/Receive Floating)	199,140	$92.53
Propane	Swap (Pay Floating/Receive Fixed)	9,576,000	$1.06
IsoButane	Swap (Pay Floating/Receive Fixed)	2,268,000	$1.31
Normal Butane	Swap (Pay Floating/Receive Fixed)	4,132,800	$1.30
Portion of Contracts Maturing in 2015
Natural Gas	Swap (Pay Floating/Receive Fixed)	10,800,000	$4.07
Crude Oil	Costless Collar	480,000	$90.00	$97.55
Crude Oil	Swap (Pay Floating/Receive Fixed)	630,000	$89.78
Portion of Contracts Maturing in 2016
Natural Gas	Swap (Pay Floating/Receive Fixed)	9,480,000	$4.25
Crude Oil	Swap (Pay Floating/Receive Fixed)	936,000	$84.66
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(a)	Volumes of natural gas are measured in MMbtu, volumes of crude oil are measured in barrels, and volumes of natural gas liquids are measured in gallons.

(b)	Amounts represent the weighted average price. The weighted average prices are in $/MMbtu for natural gas, $/barrel for crude oil and $/gallon for natural gas liquids.

The table above does not include derivative contracts that have been classified as assets and liabilities held for sale within the audited consolidated balance sheet (see Note 18).

Commodity Derivative Instruments - Marketing & Trading

Prior to the consummation of the Midstream Business Contribution, the Partnership conducted natural gas marketing and trading activities intended to capitalize on favorable price differentials between various receipt and delivery locations. This business was contributed to Regency as part of the Midstream Business Contribution completed on July 1, 2014. The assets and liabilities associated with this business have been classified as held for sale within the consolidated balance sheets and the operations as discontinued within the consolidated statements of operations (see Note 18).

Fair Value of Interest Rate and Commodity Derivatives

Fair values of interest rate and commodity derivative instruments not designated as hedging instruments in the consolidated balance sheet as of December 31, 2013 and December 31, 2012:

	As of December 31, 2013
	Derivative Assets		Derivative Liabilities
	Balance Sheet Classification	Fair Value	Balance Sheet Classification	Fair Value
	($ in thousands)
Interest rate derivatives - liabilities	Current assets	$—	Current liabilities	$(6,210)
Interest rate derivatives - liabilities	Long-term assets	—	Long-term liabilities	(2,885)
Commodity derivatives - assets	Current assets	6,841	Current liabilities	1,043
Commodity derivatives - assets	Long-term assets	4,669	Long-term liabilities	202
Commodity derivatives - assets	Assets held for sale	6,017	Liabilities held for sale	1,973
Commodity derivatives - liabilities	Current assets	(1,282)	Current liabilities	(3,193)
Commodity derivatives - liabilities	Long-term assets	(798)	Long-term liabilities	(143)
Commodity derivatives - liabilities	Assets held for sale	(824)	Liabilities held for sale	(5,658)
Total derivatives		$14,623		$(14,871)

	As of December 31, 2012
	Derivative Assets		Derivative Liabilities
	Balance Sheet Classification	Fair Value	Balance Sheet Classification	Fair Value
	($ in thousands)
Interest rate derivatives - liabilities	Current assets	$(4,844)	Current liabilities	$(1,201)
Interest rate derivatives - liabilities	Long-term assets	(7,002)	Long-term liabilities	(1,700)
Commodity derivatives - assets	Current assets	21,547	Current liabilities	—
Commodity derivatives - assets	Long-term assets	7,963	Long-term liabilities	—
Commodity derivatives - assets	Assets held for sale	27,010	Liabilities held for sale	19
Commodity derivatives - liabilities	Current assets	(953)	Current liabilities	—
Commodity derivatives - liabilities	Long-term assets	(1,728)	Long-term liabilities	—
Commodity derivatives - liabilities	Assets held for sale	(700)	Liabilities held for sale	(49)
Total derivatives		$41,293		$(2,931)

The following table sets forth the location of gains and losses for derivatives not designated as hedging instruments within the Partnership's audited consolidated statement of operations (in thousands):

Amount of Gain (Loss) Recognized in Income on Derivatives		Year Ended December 31,
		2013	2012	2011
Interest rate derivatives	Interest rate risk management losses, net	$(1,104)	$(4,727)	$(11,401)
Commodity derivatives	Commodity risk management gains (losses), net	(3,937)	28,110	37,269
Commodity derivatives	Discontinued operations	(14,596)	29,784	(4,759)
Commodity derivatives -trading	Discontinued operations	315	(192)	772
	Total	$(19,322)	$52,975	$21,881